Precious metals delivery and purchase agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Precious metals delivery and purchase agreement (Details)
Net metals contract liability, beginning of year	$ 36,837	$ 30,989
Delivery of metals produced	12,512	13,989
Advance increase (net of financing expense)	0	(1,720)
Delivery of metals purchased	18,564	9,899
Revaluation of metals contract liability	10,083	3,478
Net metals contract liability, end of year	40,868	36,837
Current portion	13,707	12,512
Non-current portion	27,161	24,325
Total	$ 40,868	$ 36,837